8. Income Taxes (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Net operating loss carry forward	$ 3,034,310	$ 1,215,458
Valuation allowance	$ (3,034,310)	$ (1,215,458)
Deferred tax asset